CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		£ 2,732	£ 2,660	£ 2,405
Investment property (losses) gains (note 25)		209	108	(139)
Allowance for loan losses		4,155	1,296	937
Write-off of allowance for loan losses, net of recoveries		(1,377)	(1,458)	(1,025)
Impairment charge relating to undrawn balances		289	(15)	(73)
Change in insurance contract liabilities		4,554	12,593	(4,547)
Other provision movements		85	(165)	(518)
Net charge in respect of defined benefit schemes		247	245	405
Unwind of discount on impairment allowances		(47)	(53)	(44)
Foreign exchange impact on balance sheet		865	533	191
Interest expense on subordinated liabilities		1,080	1,228	1,388
Net gain on sale of financial assets at fair value through other comprehensive income		(149)	(196)	(275)
Hedging valuation adjustments on subordinated debt		280	440	(429)
Value of employee services		122	236	260
Transactions in own shares		293	(3)	40
Accretion of discounts and amortisation of premiums and issue costs		(82)	445	1,947
Share of post-tax results of associates and joint ventures		13	(6)	(9)
Gain on establishment of joint venture		0	(244)	0
Transfers to income statement from reserves		(496)	(608)	(701)
Other non-cash items		9	(35)	(34)
Total non-cash items		12,871	19,879	1,098
Contributions to defined benefit schemes	£ 1,100	(1,153)	(1,069)	(868)
Payments in respect of payment protection insurance provision		(1,703)	(2,461)	(2,104)
Payments in respect of other regulatory provisions		(538)	(778)	(1,032)
Other		117	2	14
Total other items		(3,277)	(4,306)	(3,990)
Non-cash and other items		9,594	15,573	(2,892)
Loans and receivables
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		3,856	1,312	1,024
Financial assets at fair value through other comprehensive income
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of financial assets at fair value through other comprehensive income		5	(1)	(14)
Disposal of tangible fixed assets
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Profit on disposal of tangible fixed assets		(81)	(32)	(104)
Payment protection insurance
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Provision charge for the year		85	2,450	750
Other regulatory provisions
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Provision charge for the year		£ 379	£ 445	£ 600